Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Net Earnings to Common Shareholders
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2024			2023
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter ended June 30
Basic EPS	331	494.0	0.67	294	485.4	0.61
Potential dilutive effect of stock options	—	0.2		—	0.3
Diluted EPS	331	494.2	0.67	294	485.7	0.61

Year-to-date June 30
Basic EPS	790	492.8	1.60	731	484.3	1.51
Potential dilutive effect of stock options	—	0.4		—	0.3
Diluted EPS	790	493.2	1.60	731	484.6	1.51